Financial risks (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Schedule of Maximum Exposure to Credit Risk
The following table contains an analysis of Aegon’s maximum credit risk exposure from financial assets. Please see note
39 Commitments and contingencies
and
40 Transfers of financial assets
for further information on capital commitments and contingencies and on collateral given, which may expose the Group to credit risk.

				Letters				Surplus
	Maximum			of		Master		collateral
	exposure			credit /	Real	netting		(or over-
	to credit			guaran-	estate	agree-	Total	collaterali-	Net
	risk	Cash	Securities	tees	property	ments	collateral	zation)	exposure

Debt securities	56,202	-	-	53	-	-	53	-	56,149

Money market and other short-term investments	5,964	-	289	-	-	-	289	22	5,696

Loans	9,787	112	-	23	21,460	-	21,594	11,808	1

Unconsolidated investment funds	190,671	-	-	-	-	-	-	-	190,671

Deposits with financial institutes	1,727	-	-	-	-	-	-	-	1,727

Other investments	4,749	-	-	-	-	-	-	-	4,749

Derivative assets	485	124	513	-	-	213	850	406	42

Reinsurance assets	17,153	-	15,363	731	-	-	16,093	-	1,060

On December 31, 2025	286,739	236	16,165	807	21,460	213	38,880	12,236	260,095

Debt securities	60,890	-	-	61	-	-	61	-	60,829

Money market and other short-term investments	6,071	-	324	-	-	-	324	20	5,767

Loans	10,798	51	-	20	23,694	-	23,766	12,982	14

Unconsolidated investment funds	192,775	-	-	-	-	-	-	-	192,775

Deposits with financial institutes	2,063	-	-	-	-	-	-	-	2,063

Other investments	5,207	-	-	-	-	-	-	-	5,207

Derivative assets	771	220	713	-	-	171	1,104	461	128

Reinsurance assets	16,021	-	14,141	732	-	-	14,872	-	1,149

On December 31, 2024	294,597	271	15,177	813	23,694	171	40,127	13,462	267,932

Summary of Changes in Fair Value have been Recognized for these Investments	The following table presents changes in fair value attributable to changes in credit risk, recognized for these investments:

	2025			2024

	Loans	Debt securities	Total	Loans	Debt securities	Total

Change in fair value during the year	1	7	8	3	16	19

Cumulative change in fair value	-	45	45	-	59	59

Summary of Group Limits Per Credit Rating

Group limits per credit rating	2025 USD million	2024 EUR million

AAA	750	900

AA	750	900

A	575	675

BBB	375	450

BB	225	250

B	110	125

CCC or lower	45	50

Schedule of Ratings Distribution of General Account Portfolios

	Americas		United Kingdom		International		Asset Management		2025 Total 1

Financial assets	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Carrying value

AAA	847	5,625	-	30	-	40	-	127	847	5,822	6,669

AA	4,023	7,916	-	416	-	130	-	-	4,023	8,462	12,485

A	4,319	18,580	-	217	1	694	24	-	4,355	19,491	23,846

BBB	423	18,406	-	4	-	346	3	-	426	18,756	19,182

BB	-	984	-	1	-	22	1	-	1	1,007	1,007

B	93	262	-	7	-	8	-	-	93	277	370

CCC or lower	-	569	-	-	-	1	8	-	8	570	577

Assets not rated	-	4,349	-	744	-	24	-	68	-	5,189	5,189

Total	9,704	56,690	-	1,420	1	1,266	36	194	9,752	59,574	69,326

ECL on financial assets	(33)	(340)	-	-	-	(7)	-	-	(33)	(347)	(380)

On December 31, 2025	9,671	56,690	-	1,420	1	1,266	36	194	9,719	59,574	69,293

									2024 Total 1

AAA	1,013	5,265	-	25	-	37	-	73	1,013	5,400	6,412

AA	4,421	9,114	-	525	-	167	-	-	4,421	9,805	14,226

A	4,546	19,771	-	220	1	684	24	-	4,571	20,674	25,245

BBB	654	20,895	-	59	-	451	3	-	668	21,405	22,073

BB	4	1,162	-	1	-	42	1	-	4	1,205	1,209

B	78	487	-	-	-	5	-	-	78	492	570

CCC or lower	-	720	-	-	-	6	8	-	8	726	733

Assets not rated	-	4,844	-	740	-	4	-	54	-	5,668	5,668

Total	10,715	62,258	-	1,569	1	1,395	36	126	10,763	65,375	76,138

ECL on financial assets	(118)	(327)	-	-	-	(14)	-	-	(118)	(341)	(459)

On December 31, 2024	10,597	62,258	-	1,569	1	1,395	36	126	10,645	65,375	76,020

1	Includes investments of Holding and other activities.

Summary of Credit Quality of Gross Positions of Reinsurance Assets	The following table shows the credit quality of the reinsurance contracts:

Carrying value	2025	2024

AAA	-	-

AA	1,008	1,087

A	14,832	14,041

Below A	208	3

Not rated	910	587

On December 31	16,958	15,719

Schedule of Credit Risk Concentration
4.2.4 Credit risk concentration
The following tables present specific credit risk concentration information for general account financial assets.

Debt securities and money market investments	Americas	United Kingdom	International	Asset Management	2025 Total 1	Of which past due and/or impaired

Residential mortgage-backed securities (RMBSs)	827	-	-	-	827	(16)

Commercial mortgage-backed securities (CMBSs)	2,419	26	34	-	2,479	(40)

Asset-backed securities (ABSs)	616	-	1	-	617	(1)

ABSs – Other	5,820	43	26	102	5,991	(29)

Financial - Banking	3,261	165	190	-	3,616	(15)

Financial - Other	9,831	54	158	100	10,144	(53)

Capital goods and other industry	3,273	18	76	-	3,366	(41)

Communications & Technology	3,879	11	77	-	3,967	(44)

Consumer cyclical	3,354	9	100	-	3,463	(35)

Consumer non-cyclical	5,062	38	116	-	5,216	(33)

Energy	2,325	10	41	-	2,376	(12)

Transportation	1,658	4	20	-	1,682	(6)

Utility	3,902	2	37	-	3,941	(10)

Government bonds	5,762	302	293	17	6,374	(13)

On December 31, 2025	51,990	682	1,169	220	54,060	(347)

					2024 Total 1

Residential mortgage-backed securities (RMBSs)	684	-	-	-	684	(19)

Commercial mortgage-backed securities (CMBSs)	2,469	65	47	-	2,582	(22)

Asset-backed securities (ABSs)	582	-	3	-	585	-

ABSs – Other	4,761	54	49	88	4,952	(16)

Financial - Banking	3,751	172	178	-	4,101	(19)

Financial - Other	10,464	24	224	46	10,758	(57)

Capital goods and other industry	3,639	24	79	-	3,742	(31)

Communications & Technology	4,642	4	112	-	4,758	(58)

Consumer cyclical	3,641	25	91	-	3,757	(39)

Consumer non-cyclical	5,987	49	116	-	6,151	(31)

Energy	2,766	27	51	-	2,844	(13)

Transportation	1,786	-	29	-	1,816	(6)

Utility	4,763	16	54	-	4,833	(12)

Government bonds	6,926	370	286	18	7,601	(18)

On December 31, 2024	56,861	830	1,320	152	59,162	(341)

1	Includes investments of Holding and other activities.

Government bonds per country of risk	Americas	United Kingdom	International	Asset Management	2025 Total 1	Americas	United Kingdom	International	Asset Management	2024 Total 1

United States	5,017	2	64	-	5,084	6,095	-	69	-	6,164

Netherlands	-	-	2	-	2	-	-	2	-	2

United Kingdom	-	257	-	17	275	-	316	-	18	334

Austria	-	-	9	-	9	-	-	10	-	10

Belgium	-	-	3	-	3	-	-	4	-	4

France	-	18	8	-	25	-	28	8	-	36

Hungary	19	-	2	-	21	21	-	4	-	25

Indonesia	63	-	-	-	63	69	-	-	-	69

Luxembourg	-	5	1	-	6	-	5	1	-	7

Spain	-	-	188	-	188	-	-	161	-	161

Rest of Europe	76	-	8	-	84	82	-	12	-	93

Rest of world	586	19	7	-	612	660	20	16	-	695

On December 31	5,762	302	293	17	6,374	6,926	370	286	18	7,601

1	Includes investments of Holding and other activities.

Credit rating *	Government Bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	2025 Total 1	Government Bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	2024 Total 1

AAA	160	536	3,407	1,708	5,811	169	434	2,888	1,892	5,383

AA	4,754	2,413	1,200	-	8,367	5,857	2,686	1,202	-	9,745

A	777	14,804	3,573	-	19,154	823	16,127	3,169	-	20,119

BBB	402	17,264	1,059	-	18,725	417	20,099	847	-	21,363

BB	247	672	83	-	1,002	265	834	99	-	1,198

B	19	171	154	-	345	53	398	94	-	545

CCC or lower	15	103	439	-	557	18	205	503	-	726

Assets not rated	-	-	-	94	94	-	-	-	83	83

On December 31	6,374	35,963	9,914	1,802	54,054	7,601	40,783	8,802	1,976	59,162

1	Includes investments of Holding and other activities.
*	CNLP Ratings are used and are the lower of the Barclay’s Rating, and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.

Mortgage loans	Americas	International	2025 Total	Of which past due and / or impaired	Americas	International	2024 Total	Of which past due and/or impaired

Agricultural	40	-	40	(1)	47	-	47	-

Apartment	4,954	-	4,954	(5)	5,618	-	5,618	(8)

Industrial	455	-	455	-	474	-	474	-

Office	1,105	-	1,105	(27)	1,270	-	1,270	(109)

Retail	1,257	-	1,257	-	1,384	-	1,384	(1)

Other commercial	1,942	1	1,943	-	1,885	1	1,886	-

On December 31	9,753	1	9,754	(33)	10,679	1	10,680	(118)

Summary of Income Received From Investments in RMBSs, SMBSs and ABSs

				2025				2024

	Interest income	Gains/(losses) on sale	Total Income	Investments	Interest income	Gains/(losses) on sale	Total Income	Investments

RMBSs	57	7	64	827	58	(13)	45	684

CMBSs	115	87	202	2,479	97	98	194	2,582

ABSs	33	-	33	617	38	12	50	585

ABSs - Other	296	114	410	5,991	206	58	264	4,952

Total	501	208	708	9,914	399	155	554	8,802

Summary of Economic Variable Assumptions
Economic variable assumptions
The most significant
period-end
assumptions used for the ECL estimate are set out below. The scenarios “base,” “upside,” and “downside” were used for all portfolios.

Economic variable assumptions on December 31, 2025		2026	2027	2028	2029	Units

Interest rates	Base	4.29	4.32	4.33	4.30	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Upside	4.39	4.41	4.33	4.30	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Downside	3.05	3.76	4.02	4.16	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Unemployment rate	Base	4.78	4.59	4.29	4.05	(%, SA)

Unemployment rate	Upside	3.83	3.94	3.66	3.47	(%, SA)

Unemployment rate	Downside	8.34	7.60	6.16	4.94	(%, SA)

House Price Index	Base	429.08	438.87	455.20	471.22	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	450.23	472.07	494.28	513.52	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	362.72	383.66	404.10	420.99	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	24,484.94	24,932.78	25,485.10	26,129.71	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Upside	24,887.20	25,401.41	26,012.56	26,724.26	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Downside	23,372.80	23,689.06	24,425.29	25,270.54	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	6,363.30	6,460.73	6,953.76	7,485.28	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	6,831.53	6,904.30	7,343.79	7,756.76	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	4,423.87	4,764.13	5,780.16	6,786.08	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Economic variable assumptions on December 31, 2024		2025	2026	2027	2028	Units

Interest rates	Base	4.33	4.26	4.24	4.18	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Upside	4.43	4.35	4.24	4.18	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Interest rates	Downside	3.17	3.74	3.94	4.04	Interest Rates: 10-Year Treasury Constant Maturities, (% p.a., NSA 1 )

Unemployment rate	Base	4.08	4.09	4.05	4.01	(%, SA)

Unemployment rate	Upside	3.13	3.44	3.42	3.42	(%, SA)

Unemployment rate	Downside	8.23	7.46	6.18	5.00	(%, SA)

House Price Index	Base	419.04	424.10	434.08	448.91	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Upside	439.72	456.26	471.39	489.21	Existing Single-Family Home Price: Median, (Ths. USD, SA)

House Price Index	Downside	354.16	369.92	385.26	401.39	Existing Single-Family Home Price: Median, (Ths. USD, SA)

Domestic GDP	Base	23,973.45	24,343.12	24,819.66	25,356.09	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Upside	24,319.86	24,807.47	25,341.29	25,943.15	Bil. Ch. 2012 USD, SAAR 2

Domestic GDP	Downside	22,959.57	23,369.09	24,147.35	24,980.66	Bil. Ch. 2012 USD, SAAR 2

Equity	Base	5,912.89	5,814.62	6,098.72	6,483.85	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Upside	6,264.59	6,132.21	6,356.19	6,630.75	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

Equity	Downside	3,867.82	4,095.95	4,899.05	5,712.91	Standard & Poor’s (S&P); Moody’s Analytics Forecasted

1	NSA: National Security Agency.
2	SAAR: Seasonally adjusted annual rate.

Summary of Weighted Assigned to Each Economic Scenario	The weightings assigned to each economic scenario were as follows:

Weightings	Base	Upside	Downside

On December 31, 2025	40	30	30

On December 31, 2024	40	30	30

Summary of Reconciliation of Changes in Loss Allowance

	ECL staging

Debt securities	Stage 1	Stage 2	Stage 3	POCI	Total

Loss allowance on January 1, 2025	(187)	(41)	(108)	(4)	(341)

Transfers:

- Transfer from Stage 1 to Stage 2	2	(2)	-	-	-

- Transfer from Stage 2 to Stage 1	(1)	1	-	-	-

- Transfer from Stage 2 to Stage 3	-	4	(4)	-	-

- Transfer from Stage 3 to Stage 2	-	(1)	1	-	-

- Transfer from Stage 3 to Stage 1	(9)	-	9	-	-

Impact of stage transfers on year-end ECL	9	(10)	(51)	-	(52)

Financial assets derecognized during the period	30	15	28	-	73

New financial assets originated or purchased	(29)	-	(14)	-	(43)

Change in models	(26)	3	(5)	3	(24)

Net exchange differences	23	5	14	-	42

Loss allowance on December 31, 2025	(188)	(27)	(130)	(1)	(347)

Loss allowance on January 1, 2024	(147)	(25)	(64)	(2)	(238)

Transfers:

- Transfer from Stage 1 to Stage 2	4	(4)	-	-	-

- Transfer from Stage 1 to Stage 3	1	-	(1)	-	-

- Transfer from Stage 2 to Stage 1	(5)	5	-	-	-

- Transfer from Stage 2 to Stage 3	-	12	(12)	-	-

- Transfer from Stage 3 to Stage 2	-	(4)	4	-	-

Impact of stage transfers on year-end ECL	2	(7)	(50)	-	(54)

Financial assets derecognized during the period	18	3	35	-	56

New financial assets originated or purchased	(38)	(2)	(2)	-	(42)

Change in models	(12)	(16)	(14)	(2)	(45)

Net exchange differences	(11)	(2)	(6)	-	(20)

Loss allowance on December 31, 2024	(187)	(41)	(108)	(4)	(341)

Summary of Reconciliation of the Loss Allowance Movements with an Impact on the Income Statement with the Net Impairment Charge
Based on the above, the following is a reconciliation of the loss allowance movements with an impact on the income statement with the net impairment charge presented in the income statement. Other represents impairment charges on asset types that are not individually material.

	2025	2024

Loans measured at amortized cost	57	(88)

Debt securities measured at FVOCI	(120)	(140)

Other	(6)	(9)

Net impairment charge in profit or loss	(69)	(237)

Summary of Equity Real Estate and Other Non-fixed-income Portfolio

Equity, real estate and non- fixed income exposure	Americas	United Kingdom	International	Asset Management	2025 Total	Americas	United Kingdom	International	Asset Management	2024 Total

Equity funds	131	-	-	9	140	145	-	-	9	154

Common shares	70	16	6	-	92	95	14	5	-	114

Preferred shares	10	-	-	-	10	16	-	-	-	16

Investments in real estate	24	-	19	-	42	40	-	17	-	57

Hedge funds	4	-	-	-	4	7	-	-	-	7

Other alternative investments	2,468	-	2	-	2,470	2,682	-	-	-	2,682

Other financial assets 1	1,542	714	49	1	2,306	1,800	716	33	2	2,551

On December 31	4,249	731	75	10	5,065	4,785	730	56	10	5,582

1	Majority of Other financial assets contains Real estate Limited Partnership for Aegon US and Aegon enhanced fund for Aegon UK.

Summary of Market Risk Concentrations in Shares

Market risk concentrations – shares	Americas	United Kingdom	International	Asset Management	2025 Total	Americas	United Kingdom	International	Asset Management	2024 Total

Communication	1	-	-	-	1	2	-	-	-	2

Consumer	7	-	-	-	7	2	-	-	-	2

Financials	16	-	6	-	22	23	-	5	-	28

Funds	125	16	27	-	169	140	14	-	-	154

Industries	12	-	-	-	12	6	-	-	-	6

Other	50	-	4	9	63	83	-	33	9	125

On December 31	211	16	37	9	273	256	14	39	9	317

Summary of Closing Levels of Certain Major Indices
The table below sets forth the closing levels of certain major indices at the end of the last five years.

	2025	2024	2023	2022	2021

S&P 500	6,846	5,882	4,770	3,840	4,766

Nasdaq	25,250	21,012	15,011	10,466	15,645

FTSE 100	9,931	8,173	7,733	7,452	7,385

AEX	951	879	787	689	798

Summary of Sensitivity Analysis of Contractual Service Margin, Net Income and Shareholders' Equity to Equity Markets
An analysis of Aegon’s sensitivity to a 10% and 25% increase or decrease in equity prices at the reporting date, assuming that all other variables remain constant, is presented below.

	2025			2024

Estimated approximate effects on:	CSM	Net result	Equity	CSM	Net result	Equity

10% increase in equity price

Financial instruments	-	18	21	-	(8)	(6)

Insurance and reinsurance assets	-	127	122	-	(28)	(30)

Insurance and reinsurance liabilities	298	(45)	(47)	363	154	160

10% decrease in equity price

Financial instruments	-	(16)	(19)	-	8	1

Insurance and reinsurance assets	-	(176)	(169)	-	7	7

Insurance and reinsurance liabilities	(299)	96	91	(331)	(169)	(178)

25% increase in equity price

Financial instruments	-	41	50	-	(24)	(15)

Insurance and reinsurance assets	-	277	267	-	(95)	(99)

Insurance and reinsurance liabilities	748	(70)	(78)	916	398	413

25% decrease in equity price

Financial instruments	-	(31)	(39)	-	24	9

Insurance and reinsurance assets	-	(165)	(159)	-	326	340

Insurance and reinsurance liabilities	(764)	(80)	(84)	(847)	(770)	(807)

Schedule of Interest Rate
The following table shows interest rates at the end of each of the past five years.

	2025	2024	2023	2022	2021

3-month Term SOFR	3.65%	4.31%	5.33%	4.59%	0.91%

3-month EURIBOR	2.03%	2.71%	3.91%	2.13%	-0.57%

10-year US Treasury	4.17%	4.57%	3.86%	3.83%	1.78%

Schedule of Parallel Movement of Yield Curve
An analysis of Aegon’s sensitivity to a 100 basis points parallel increase or decrease in market interest rates at the reporting date, assuming that all other variables remain constant, is presented below:

	2025			2024

Estimated approximate effects on:	CSM	Net result	Equity	CSM	Net result	Equity

100 bps increase - Yield curve

Financial instruments	-	(11)	(662)	-	(12)	(729)

Insurance and reinsurance assets	(1)	(553)	(2,835)	-	(717)	(3,596)

Insurance and reinsurance liabilities	87	656	3,047	49	742	4,009

100 bps decrease - Yield curve

Financial instruments	-	14	780	-	15	859

Insurance and reinsurance assets	-	695	3,257	-	957	4,255

Insurance and reinsurance liabilities	(91)	(872)	(3,874)	(50)	(989)	(5,113)

Summary of Information on Historical Net Result and Shareholders' Equity
Information on Aegon’s historical net result and shareholders’ equity in functional currency are shown in the table below:

	2025	2024	2023

Net result

Americas (in USD)	423	198	(266)

United Kingdom (in GBP)	24	56	26

Equity in functional currency

Americas (in USD)	5,599	3,838	3,690

United Kingdom (in GBP)	1,087	1,198	1,256

Summary of Quantitative Information about Financial Exposure to Currency Risk
The summary of quantitative information about Aegon’s exposure to currency risk arising from insurance and reinsurance contracts and financial instruments is as follows:

	2025					2024

	EUR	GBP	USD	Other	Total	EUR	GBP	USD	Other	Total

Financial instruments - assets	722	1,437	66,487	689	69,335	729	1,588	72,942	819	76,078

Financial instruments - liabilities	2,774	58,644	41,641	-	103,059	2,823	51,034	44,925	-	98,783

Insurance and reinsurance contract - assets	8	1	17,110	52	17,171	7	3	16,090	46	16,147

Insurance and reinsurance contract - liabilities	712	65,978	126,161	4,693	197,544	720	66,675	137,867	5,730	210,993

Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity

Estimated translation effect of movement in exchange rates 1	Net income	Equity

2025

Increase by 15% of USD exchange rate	63	889

Increase by 15% of GBP exchange rate	4	226

Increase by 15% of non-euro exchange rate	90	1,259

Decrease by 15% of USD exchange rate	(50)	(656)

Decrease by 15% of GBP exchange rate	(3)	(167)

Decrease by 15% of non-euro exchange rate	(66)	(931)

2024

Increase by 15% of USD exchange rate	43	734

Increase by 15% of GBP exchange rate	8	264

Increase by 15% of non-euro exchange rate	72	1,126

Decrease by 15% of USD exchange rate	(31)	(543)

Decrease by 15% of GBP exchange rate	(6)	(195)

Decrease by 15% of non-euro exchange rate	(53)	(832)

1	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.

Summary of Maturity Analysis - Insurance and Reinsurance Contracts
Maturity analysis - insurance and reinsurance contracts
The following tables provide a maturity analysis of Aegon’s insurance and reinsurance contracts, which reflects the dates on which the cash flows are expected to occur. The undiscounted net cash flows below represent the undiscounted best estimate liability for the relevant periods.

Undiscounted best estimate liability	< 1 yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total

2025

Insurance contracts:

- Direct participation contracts	10,502	9,904	9,237	8,684	8,567	132,619	179,513

- Without direct participation contracts	2,455	2,288	2,330	2,438	2,531	160,468	172,510

Investment contracts with DPF:

- Direct participation contracts	2,136	2,028	1,859	1,660	1,614	21,208	30,505

Reinsurance contracts liability	10	11	11	12	12	306	362

Total	15,103	14,230	13,437	12,794	12,725	314,602	382,890

2024

Insurance contracts:

- Direct participation contracts	10,086	9,874	9,554	8,886	8,689	156,595	203,683

- Without direct participation contracts	3,238	2,962	2,777	2,782	2,849	170,682	185,290

Investment contracts with DPF:

- Direct participation contracts	1,880	1,964	1,911	1,688	1,681	23,816	32,940

Reinsurance contracts liability	20	21	20	20	20	827	928

Total	15,224	14,821	14,261	13,376	13,239	351,920	422,841

Summary of Maturity Analysis - Insurance and Reinsurance Contracts - Expected Release of Risk Adjustment

Expected release of risk adjustment	< 1 yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total

2025

Insurance contracts:

- Direct participation contracts	35	31	27	27	26	328	474

- Without direct participation contracts	41	37	38	40	41	2,464	2,660

Investment contracts with DPF:

- Direct participation contracts	10	9	7	7	7	57	97

Reinsurance contracts liability	(2)	(2)	(2)	(2)	(2)	(22)	(30)

Total	84	76	70	72	72	2,827	3,201

2024

Insurance contracts:

- Direct participation contracts	31	30	27	27	26	395	535

- Without direct participation contracts	53	48	45	44	45	2,525	2,760

Investment contracts with DPF:

- Direct participation contracts	10	9	7	8	8	71	112

Reinsurance contracts liability	(15)	(13)	(12)	(11)	(11)	(299)	(361)

Total	79	74	67	68	68	2,691	3,047

Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows

Non-derivatives - Undiscounted gross contractual cash flows	On demand	< 1 yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total

2025

Trust pass-through securities	-	83	3	3	3	3	61	156

Subordinated loans	-	78	78	59	40	40	2,234	2,529

Borrowings	-	94	713	48	48	48	1,004	1,956

Investment contracts	38,487	58,621	104	21	3	12	41	97,290

Lease liabilities	-	31	28	26	22	17	96	219

Other financial liabilities	2,877	1,099	36	4	-	-	-	4,016

2024

Trust pass-through securities	-	10	94	3	3	3	72	187

Subordinated loans	-	88	88	88	67	46	2,577	2,954

Borrowings	-	1,155	588	805	51	51	1,112	3,762

Investment contracts	39,959	50,922	9	118	24	4	60	91,095

Lease liabilities	-	37	30	27	25	21	123	261

Other financial liabilities	3,419	856	27	-	4	-	-	4,307

Summary of Relationship Between Amounts Payable On Demand That Arise From Contracts With In Scope Of IFRS17 And Carrying Amount Of Related Groups Of Contracts
For liquidity risk arising from contracts within the scope of IFRS 17, Aegon shows in below table the amounts that are payable on demand, disclosing the relationship between such amounts and the carrying amount of the related portfolios of contracts.

	2025		2024

Liabilities arising from (re)insurance contracts	Amount payable on demand	Carrying amount	Amount payable on demand	Carrying amount

Insurance contracts:

- Direct participation contracts	122,098	128,354	129,566	136,033

- Without direct participation contracts	37,919	47,269	40,782	50,767

Reinsurance contracts held, in a liability position	1	2	-	-

On December 31	160,018	175,624	170,348	186,801

Summary of information about probability default rate explanatory	As Aegon US best represents the Group, PD data for the Americas is presented.

		2025		2024

PD range	Minimum	Maximum	Minimum	Maximum

AAA	0.0001	0.0018	0.0001	0.0021

AA	0.0002	0.0031	0.0002	0.0034

A	0.0006	0.0050	0.0006	0.0052

BBB	0.0016	0.0079	0.0017	0.0079

BB	0.0048	0.0133	0.0048	0.0131

B	0.0117	0.0320	0.0120	0.0307

CCC or lower	0.0209	1.0000	0.0196	1.0000

Derivatives [member]
Statement [LineItems]
Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows
The following tables present the Group’s maturity analysis for its financial instruments, based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a gross and net basis. Also, the gross undiscounted inflows and outflows on non-derivatives.

Derivatives - Undiscounted contractual cash flows 1	On demand	< 1 yr	1 < 2 yrs	2 < 3 yrs	3 < 4 yrs	4 < 5 yrs	> 5 yrs	Total

2025

Gross settled

Cash inflows	-	893	192	141	175	128	1,867	3,395

Cash outflows	-	(839)	(176)	(126)	(182)	(116)	(1,742)	(3,180)

Net settled

Cash inflows	-	449	308	299	235	241	4,348	5,881

Cash outflows	-	(436)	(280)	(237)	(221)	(223)	(7,828)	(9,224)

2024

Gross settled

Cash inflows	-	1,301	182	218	153	196	2,603	4,653

Cash outflows	-	(1,241)	(135)	(191)	(134)	(194)	(2,450)	(4,345)

Net settled

Cash inflows	-	582	425	380	323	286	6,587	8,583

Cash outflows	-	(475)	(360)	(323)	(259)	(246)	(11,644)	(13,308)

1
Derivatives include all financial derivatives regardless of whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

Debt securities [member]
Statement [LineItems]
Summary of Credit Risk Exposure	The following tables contain an analysis of Aegon’s credit risk exposure for debt instruments and loans for which an ECL allowance is recognized.
Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets

	ECL staging

Debt securities	Stage 1	Stage 2	Stage 3	POCI	Total

Gross carrying amount on January 1, 2025	51,529	335	291	92	52,247

Transfers:

- Transfer from Stage 1 to Stage 2	(269)	269	-	-	-

- Transfer from Stage 1 to Stage 3	(12)	-	12	-	-

- Transfer from Stage 2 to Stage 3	-	(36)	36	-	-

- Transfer from Stage 3 to Stage 2	-	1	(1)	-	-

- Transfer from Stage 2 to Stage 1	24	(24)	-	-	-

- Transfer from Stage 3 to Stage 1	12	-	(12)	-	-

Derecognized assets (excl. write-offs)	(8,729)	(146)	(75)	(13)	(8,963)

New financial assets originated or purchased	8,632	4	27	-	8,663

Unrealized gains/losses through equity	1,528	18	(46)	(12)	1,488

Amortizations through income statement	115	1	27	19	162

Net exchange differences	(6,035)	(42)	(33)	(11)	(6,120)

Other movements	7	(23)	14	-	(2)

Transfer to/from other headings	(21)	-	(7)	-	(28)

Gross carrying amount on December 31, 2025	46,782	358	232	75	47,446

Expected credit losses	(188)	(27)	(130)	(1)	(347)

Gross carrying amount on January 1, 2024	46,461	357	325	100	47,242

Transfers:

- Transfer from Stage 1 to Stage 2	(200)	200	-	-	-

- Transfer from Stage 1 to Stage 3	(10)	-	10	-	-

- Transfer from Stage 2 to Stage 3	-	(48)	48	-	-

- Transfer from Stage 3 to Stage 2	-	7	(7)	-	-

- Transfer from Stage 2 to Stage 1	150	(150)	-	-	-

- Transfer from Stage 3 to Stage 1	2	-	(2)	-	-

Derecognized assets (excl. write-offs)	(5,201)	(69)	(102)	(21)	(5,394)

New financial assets originated or purchased	8,421	21	(9)	-	8,434

Unrealized gains/losses through equity	(1,294)	(7)	(17)	(10)	(1,329)

Amortizations through income statement	94	1	27	17	138

Movements related to fair value hedges	(2)	-	-	-	(2)

Net exchange differences	3,154	22	19	6	3,201

Other movements	(1)	-	(1)	-	(2)

Transfer to/from other headings	(45)	2	-	-	(43)

Gross carrying amount on December 31, 2024	51,529	335	291	92	52,247

Expected credit losses	(187)	(41)	(108)	(4)	(341)

Mortgage loans [member]
Statement [LineItems]
Summary of Credit Risk Exposure

Financial assets measured at FVOCI - with recycling	Stage 1	Stage 2	Stage 3	Purchased credit impaired	2025 Total	Stage 1	Stage 2	Stage 3	Purchased credit impaired	2024 Total

AAA	3,843	-	-	-	3,843	3,295	-	-	-	3,295

AA	7,787	-	1	-	7,788	9,100	-	1	-	9,101

A	18,394	-	9	-	18,403	19,443	-	-	-	19,443

BBB	18,050	84	-	1	18,135	20,724	7	-	1	20,732

BB	810	124	-	-	934	949	157	-	-	1,106

B	150	95	-	-	245	361	95	-	-	456

CCC and lower	48	55	221	74	398	85	79	289	91	544

Net carrying amount	49,082	358	232	75	49,747	53,957	337	291	92	54,677

Expected credit loss	(189)	(27)	(130)	(1)	(347)	(187)	(42)	(108)	(4)	(341)

Loans at amortized cost	Stage 1	Stage 2	Stage 3	Purchased credit impaired	2025 Total	Stage 1	Stage 2	Stage 3	Purchased credit impaired	2024 Total

Internal grade 1	847	-	-	-	847	977	35	-	-	1,013

Internal grade 2	4,023	-	-	-	4,023	4,410	11	-	-	4,421

Internal grade 3	4,304	15	-	-	4,319	4,539	-	7	-	4,546

Internal grade 4	413	7	3	-	423	644	10	-	-	654

Internal grade 5	-	93	-	-	93	4	78	-	-	81

Internal grade 6	-	-	-	-	-	-	-	-	-	-

Internal grade 7 or lower	-	-	-	-	-	-	-	-	-	-

Gross carrying amount	9,587	115	3	-	9,705	10,573	135	7	-	10,716

Expected credit loss	(11)	(21)	(1)	-	(33)	(38)	(75)	(5)	-	(118)

Net carrying amount	9,575	94	2	-	9,672	10,535	60	2	-	10,598

Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets

		ECL staging

Loans	Stage 1	Stage 2	Stage 3	Total

Gross carrying amount on January 1, 2025	10,574	135	7	10,716

Transfers:

- Transfer from Stage 1 to Stage 2	(22)	22	-	-

- Transfer from Stage 2 to Stage 3	-	(3)	3	-

- Transfer from Stage 2 to Stage 1	2	(2)	-	-

Derecognized assets (excl. write-offs)	(654)	(45)	(8)	(707)

New financial assets originated or purchased	934	23	-	957

Realized gains and losses through income statement	5	1	2	7

Net exchange differences	(1,251)	(16)	(1)	(1,268)

Gross carrying amount on December 31, 2025	9,588	115	3	9,705

Expected credit losses	(11)	(21)	(1)	(33)

Net carrying amount on December 31, 2025	9,576	94	2	9,672

Gross carrying amount on January 1, 2024	10,147	35	-	10,182

Transfers:

- Transfer from Stage 1 to Stage 2	(162)	162	-	-

- Transfer from Stage 1 to Stage 3	(7)	-	7	-

- Transfer from Stage 2 to Stage 1	75	(75)	-	-

Derecognized assets (excl. write-offs)	(633)	(69)	-	(702)

New financial assets originated or purchased	483	76	-	559

Realized gains and losses through income statement	3	1	-	4

Net exchange differences	667	7	-	674

Other movements	(1)	(1)	-	(1)

Gross carrying amount on December 31, 2024	10,574	135	7	10,716

Expected credit losses	(38)	(75)	(5)	(118)

Net carrying amount on December 31, 2024	10,536	60	2	10,598